Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
Income taxes payable	$ 5,697	$ 5,591
VAT and other tax payable	121,128	239,179
Taxes payable	$ 126,825	$ 244,770